Other income (expense)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other income (expense)	Other income (expense)

		Year Ended December 31,
(in KUSD)	Note	2020	2019	2018
Other income		584	1,655	—
Convertible loans, derivatives, change in fair value (expense)	21	(45,411)	—	—
Convertible loans, first tranche, derivative, transaction costs	21	(1,571)	—	—
Share of results with joint venture	2 (viii)	24,368	—	—
Financial income		832	2,253	2,856
Financial expense		(4,926)	(156)	—
Exchange differences (loss) gain		(576)	(255)	213
Total other (expense) income		(26,700)	3,497	3,069

Other income

The Company recognizes as other income amounts received and receivable by its subsidiary, ADCT UK, under the United Kingdom’s Research and Development Expenditure Credit scheme (“UK R&D Credit Scheme”). During 2019, the Group recognized amounts received and receivable by ADCT UK for the first time under the UK R&D Expenditure Credit Scheme. The grants represent 12% of eligible expenditure (11% for periods prior to 2018). Because of the strictness of the eligibility criteria for these credits, the Group did not recognize any income under this scheme until it had positive confirmation that initial claims had been approved for payment, which occurred in 2019.

The claims are payable through the tax system, as a refund of corporation tax or of other taxes, including income tax and social security payments deducted at source from qualifying (research) employees’ payroll and VAT. The relevant amounts have been therefore presented net in the balance sheet. As the credit is independent of ADCT UK’s taxable profit, is clearly designed to incentivize companies to invest in R&D activities and is itself taxable income, the Group has recognized the income as government grants within other income and not as a credit to income tax expense.

Financial income

Our financial income decreased to KUSD 832 for year ended December 31, 2020 primarily due to lower amounts placed on short-term deposit and lower interest rates.

Financial expense

Financial expense primarily relates to interest on the convertible loans, calculated at the implied effective interest rate, from May 19, 2020. This expense is explained in note 21, “Convertible loans”.

Exchange differences (loss) gain

Due to our international operations, the Company is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to British pounds, Euros and Swiss francs. Exchange differences represent income or (loss) based on changes in foreign currencies. Favorable or unfavorable changes in foreign currencies resulted in a loss of KUSD 576 and KUSD 255 and income of KUSD 213 for the years ended December 31, 2020, 2019 and 2018, respectively.